Restructuring charges	12 Months Ended
Mar. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring charges
19.	Restructuring charges

As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, which are designed to generate a positive impact on future profitability. These activities include exiting a business or product category, implementing a headcount reduction program, realignment of its manufacturing sites to low-cost areas, utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs), a review of its development and design structure, and the streamlining of its sales and administrative functions. The restructuring activities are generally short term in nature and are generally completed within one year of initiation. For the fiscal years ended March 31, 2013, 2014 and 2015, Sony recorded total restructuring charges of 74,386 million yen, 75,570 million yen and 90,689 million yen, respectively.

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2012	24,997	—	7,936	32,933
Restructuring costs	62,752	5,161	6,473	74,386
Non-cash charges	—	(5,161)	—	(5,161)
Cash payments	(58,518)	—	(9,722)	(68,240)
Adjustments	3,498	—	988	4,486

Balance at March 31, 2013	32,729	—	5,675	38,404
Restructuring costs	41,820	18,991	14,759	75,570
Non-cash charges	—	(18,991)	—	(18,991)
Cash payments	(46,017)	—	(7,177)	(53,194)
Adjustments	3,312	—	659	3,971

Balance at March 31, 2014	31,844	—	13,916	45,760
Restructuring costs	53,261	17,169	20,259	90,689
Non-cash charges	—	(17,169)	—	(17,169)
Cash payments	(48,787)	—	(19,937)	(68,724)
Adjustments	403	—	(42)	361

Balance at March 31, 2015	36,721	—	14,196	50,917

*	Significant asset impairments excluded from restructuring charges are described in Note 13.

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2013
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	787	917	1,704	—	1,704
Game & Network Services	310	—	310	—	310
Imaging Products & Solutions	9,720	1,520	11,240	1,645	12,885
Home Entertainment & Sound	10,647	1,168	11,815	597	12,412
Devices	15,153	3,943	19,096	—	19,096
Pictures	1,081	—	1,081	—	1,081
Music	2,305	—	2,305	—	2,305
Financial Services	—	—	—	—	—
All Other and Corporate	22,749	4,086	26,835	879	27,714

Total	62,752	11,634	74,386	3,121	77,507

	Yen in millions
	Fiscal year ended March 31, 2014
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	440	3,171	3,611	—	3,611
Game & Network Services	58	313	371	—	371
Imaging Products & Solutions	3,309	113	3,422	—	3,422
Home Entertainment & Sound	1,160	377	1,537	34	1,571
Devices	2,917	2,547	5,464	3,451	8,915
Pictures	6,570	152	6,722	13	6,735
Music	576	—	576	—	576
Financial Services	—	—	—	—	—
All Other and Corporate	26,790	27,077	53,867	1,521	55,388

Total	41,820	33,750	75,570	5,019	80,589

	Yen in millions
	Fiscal year ended March 31, 2015
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	3,664	1,906	5,570	85	5,655
Game & Network Services	520	6,752	7,272	—	7,272
Imaging Products & Solutions	6,550	13	6,563	714	7,277
Home Entertainment & Sound	1,959	1	1,960	—	1,960
Devices	3,235	3,761	6,996	426	7,422
Pictures	1,918	—	1,918	—	1,918
Music	1,530	578	2,108	—	2,108
Financial Services	—	—	—	—	—
All Other and Corporate	33,885	24,417	58,302	6,122	64,424

Total	53,261	37,428	90,689	7,347	98,036

*	Other associated costs includes non-cash write-downs and disposals, net

Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activities refers to the increase in depreciation expense caused by revising the useful life and the salvage value of depreciable fixed assets to coincide with the earlier end of production under an approved restructuring plan. Any impairment of the assets is recognized immediately in the period it is identified.

Retirement programs

Sony has undergone several headcount reduction programs to further reduce operating costs primarily in an effort to improve the performance of certain segments related to the electronics business and reduce cost at the headquarters function. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. The employee termination benefits costs in the above table are included in selling, general and administrative in the consolidated statements of income.

During the fiscal year ended March 31, 2013, these staff reductions were achieved worldwide mostly through the implementation of early retirement programs, including headcount reductions at Sony Corporation and major consolidated electronics subsidiaries in Japan and the closure of a production facility in Japan to streamline organizations of the electronics business operations and increase operational efficiency as announced on October 19, 2012.

During the fiscal year ended March 31, 2014, Sony announced its exit from the PC business resulting in a reduction in the scale of sales companies (refer to All Other and Corporate in this note), plans to operate the TV business in the HE&S segment as a wholly-owned subsidiary, and additional plans to optimize the sales and headquarters functions that indirectly support the electronics businesses.

During the fiscal year ended March 31, 2015, Sony substantially completed the activities for optimizing the functions of sales companies and headquarters described above, other than those for the Mobile Communication segment.

In the third quarter of the fiscal year ended March 31, 2015, Sony began restructuring plans regarding the Mobile Communication segment to reduce headcount by streamlining business operations, including closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

All Other and Corporate

Sony recorded restructuring charges resulting from exiting the PC business of 40,850 million yen and 19,635 million yen during the fiscal years ended March 31, 2014 and 2015, respectively. The amount for the fiscal year ended March 31, 2014 includes impairment losses of 12,817 million yen for long-lived assets and expenses of 8,019 million yen to compensate suppliers for unused components. The amounts above also include costs relating to a reduction in the scale of sales companies resulting from the decision to exit the PC business of 12,819 million yen and 8,278 million yen, for the fiscal years ended March 31, 2014 and 2015, respectively. Refer to Note 25.

In an effort to improve the performance of the disc manufacturing business, Sony has initiated a number of restructuring activities to reduce its operating costs. These activities resulted in restructuring charges primarily consisting of headcount reductions and the closure and consolidation of manufacturing sites totaling 6,923 million yen for the fiscal year ended March 31, 2015. Refer to Note 13 for the long-lived assets impairments related to the disc manufacturing business other than restructuring charges.

As a result of efforts to optimize the sales and headquarters functions that indirectly support the electronics businesses, which are described above, Sony recorded restructuring charges primarily consisting of headcount reductions totaling 22,345 million yen during the fiscal year ended March, 2015.